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                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

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                           VARIABLE SEPARATE ACCOUNT

               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)


                      SUPPLEMENT TO THE POLARIS PROSPECTUS

                            DATED DECEMBER 29, 1999



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The date of the Prospectus has been changed to March 31, 2000.

All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to March 31, 2000.


Date:  March 20, 2000



               Please keep this Supplement with your Prospectus.